SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details)									6 Months Ended
	Jun. 04, 2021 USD ($) d / TradingDays shares	Apr. 09, 2021	Mar. 02, 2021 USD ($) d / TradingDays shares	Mar. 02, 2021 USD ($)	Feb. 05, 2021 USD ($) d / TradingDays $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Mar. 12, 2020 USD ($) d / TradingDays	Jun. 30, 2021 USD ($) $ / shares	Jun. 29, 2021 USD ($)	Jun. 25, 2021 USD ($)	May 18, 2021 USD ($)	May 13, 2021 USD ($)	Dec. 29, 2020 USD ($)	Sep. 23, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Total						$ 10,762			$ 34,790
Principal amount										$ 114,660	$ 51,369	$ 60,000	$ 25,000	$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Debt instrument, description		The Note accrues interest at 12% if paid within 60 days and thereafter 15% compounding monthly. The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 9, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder was 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein
Conversion price | $ / shares						$ 0.00906			$ 0.0078
GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Trading days | d / TradingDays	20		20		20		20
Convertible promissory note	$ 150,000		$ 50,000	$ 50,000	$ 75,000		$ 100,000
Debt instrument, maturity date	Jun. 04, 2022		Mar. 02, 2022		Feb. 05, 2022		Jun. 23, 2021
Trading percentage	60.00%		60.00%		60.00%		60.00%
Debt Instrument, Term	1 year		1 year		1 year		1 year
Debt instrument, default interest rate	10.00%		10.00%	10.00%	10.00%		10.00%
Principal amount						$ 16,000			$ 16,000
Interest expense debt						2,169			2,397
Debt instrument, description							The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Conversion price | $ / shares					$ 0.01		$ 0.01
GPL Ventures LLC [Member] | Registration Rights Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, description				The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021.	The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021.
GPL Ventures LLC [Member] | Registration Rights Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
[custom:NumberOfResaleSharesUnderlyingNotesDuringPeriod] | shares	20,000,000		10,000,000		10,000,000
Quick Capital, LLC [Member]
Short-term Debt [Line Items]
Convertible promissory note	$ 150,000				$ 25,000
Debt instrument, default interest rate					10.00%
Quick Capital, LLC [Member] | Registration Rights Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, description					The Company and Quick also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021.
Quick Capital, LLC [Member] | Registration Rights Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
[custom:NumberOfResaleSharesUnderlyingNotesDuringPeriod] | shares	20,000,000				10,000,000
Quick Capital Llc Fourth June Two Thousand And Twenty One [Member]
Short-term Debt [Line Items]
Trading days | d / TradingDays	20
Debt instrument, maturity date	Jun. 04, 2022
Trading percentage	60.00%
Principal amount									98,631
Interest expense debt									411
Gpl Ventures Fourth June Two Thousandand Twenty One Llc [Member]
Short-term Debt [Line Items]
Principal amount									35,340
Gpl Ventures Fourth June Thousand and Twenty One Llc [Member]
Short-term Debt [Line Items]
Interest expense debt									1,069
Quick Capital, LLC [Member]
Short-term Debt [Line Items]
Trading days | d / TradingDays					20
Debt instrument, maturity date					Feb. 05, 2022
Trading percentage					60.00%
Debt Instrument, Term	1 year				1 year
Principal amount									0
Interest expense debt									618
Armada Investment Fund, LLC [Member]
Short-term Debt [Line Items]
Trading days | d / TradingDays								20
Convertible promissory note								$ 23,000
Debt instrument, maturity date								Jan. 13, 2021
Trading percentage								60.00%
Debt instrument, default interest rate								18.00%
Debt instrument, interest rate								8.00%
Debt instrument, description								The Note was convertible, in whole or in part, at any time and from time to time before maturity (January 13, 2021) at the option of the holder at the Variable Conversion Price, which is equal to the lesser of (i) 60% multiplied by the lowest Trading Price during the previous twenty (20) Trading Days before the Issue Date of this Note (representing a discount rate of 40%) or (ii) 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Total						10,762			16,000
Net of unamortized debt discount						5,238			0										0
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC 5/4/2021 [Member]
Short-term Debt [Line Items]
Total									5,959
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-term Debt [Line Items]
Total
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC 3/2/2021 [Member]
Short-term Debt [Line Items]
Total									3,288
Unsecured Convertible Promissory Note One [Member] | Gpl Ventures Llc Fourth June Two Thousand and Twenty One [Member]
Short-term Debt [Line Items]
Total									2,517
Unsecured Convertible Promissory Note One [Member] | Quick Capital Llc Fourth June Two Thousand And Twenty One [Member]
Short-term Debt [Line Items]
Total									7,026
Net of unamortized debt discount									91,605
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-term Debt [Line Items]
Net of unamortized debt discount						0			$ 0
Unsecured Convertible Promissory Note [Member] | Armada Investment Fund, LLC [Member]
Short-term Debt [Line Items]
Total
Net of unamortized debt discount						$ 0													$ 0